Related Party Transactions and Balances - Schedule of Due from Related Parties (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 42,800	$ 5,509	$ 683,538
Leung Tsz Him [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	CEO of our Company
Leung Tsz Him [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties
Wittelsbach Group Holding Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Wittelsbach Group Holding Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 51	7	51
Hanoverian International Group Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Hanoverian International Group Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 22	3	22
Zihua Shengshi Holding Group Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Zihua Shengshi Holding Group Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 19	3	19
Tsang Chun Ho [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Tsang Chun Ho [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 3		3
Leung Ka Fai [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Leung Ka Fai [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 3		3
XU Qinxiang [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
XU Qinxiang [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 2		2
ChainGate AI Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Common director
ChainGate AI Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 42,700	5,496
Fuchsia Capital Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Controlled by the Company’s Executive Director
Fuchsia Capital Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties			$ 683,438